Expense Example - PIMCO CommodityRealReturn Strategy Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	I-3 1 Year	I-3 3 Years	I-3 5 Years	I-3 10 Years	Administrative 1 Year	Administrative 3 Years	Administrative 5 Years	Administrative 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years
USD ($)	84	298	531	1,198	94	330	584	1,313	99	356	633	1,424	109	377	665	1,485	672	965	1,278	2,166	305	669	1,159	2,510	155	516	902	1,984